Loans Receivable (Details 6) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Credit Quality Indicators
Loans	$ 369,039,250	$ 337,784,984
Not Rated
Credit Quality Indicators
Loans	28,547,690	29,763,254
Pass
Credit Quality Indicators
Loans	108,483,848	108,074,569
Special Mention
Credit Quality Indicators
Loans	4,627,318	845,518
Substandard
Credit Quality Indicators
Loans	5,437,193	2,395,128
Doubtful
Credit Quality Indicators
Loans	0	49,037
Commercial real estate
Credit Quality Indicators
Loans	93,427,295	90,251,024
Commercial real estate | Not Rated
Credit Quality Indicators
Loans	13,592,064	14,936,797
Commercial real estate | Pass
Credit Quality Indicators
Loans	35,545,768	33,926,635
Commercial real estate | Special Mention
Credit Quality Indicators
Loans	190,717	418,039
Commercial real estate | Substandard
Credit Quality Indicators
Loans	4,340,205	1,545,974
Commercial real estate | Doubtful
Credit Quality Indicators
Loans	0	49,037
Commercial loans
Credit Quality Indicators
Loans	53,668,754	50,876,482
Commercial loans | Not Rated
Credit Quality Indicators
Loans	14,955,626	14,826,457
Commercial loans | Pass
Credit Quality Indicators
Loans	72,938,080	74,147,934
Commercial loans | Special Mention
Credit Quality Indicators
Loans	4,436,601	427,479
Commercial loans | Substandard
Credit Quality Indicators
Loans	1,096,988	849,154
Commercial loans | Doubtful
Credit Quality Indicators
Loans	$ 0	$ 0